RELATED PARTY TRANSACTIONS - Schedule Of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Unitex Capital Ltd
Related Party Transactions
Payment for professional service fee	¥ 10,885	$ 1,578	¥ 3,354	¥ 2,631